Schedule I - Summary of Investments - Other Than Investments in Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 37,563
Fair Value	37,884
Amount at which shown on Balance Sheet	37,775
U.S. government and government agencies and authorities (guaranteed and sponsored) [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,714
Fair Value	3,728
Amount at which shown on Balance Sheet	3,728
Municipal [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	988
Fair Value	965
Amount at which shown on Balance Sheet	965
Foreign governments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,267
Fair Value	1,177
Amount at which shown on Balance Sheet	1,177
Public utilities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,368
Fair Value	3,579
Amount at which shown on Balance Sheet	3,579
All other corporate bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	12,545
Fair Value	13,338
Amount at which shown on Balance Sheet	13,338
All other mortgage backed and asset backed securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,306
Fair Value	5,376
Amount at which shown on Balance Sheet	5,376
Fixed Maturities AFS [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	27,188
Fair Value	28,163
Amount at which shown on Balance Sheet	28,163
Fixed Maturities, FVO [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	901
Fair Value	791
Amount at which shown on Balance Sheet	791
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	28,089
Fair Value	28,954
Amount at which shown on Balance Sheet	28,954
Industrial, miscellaneous and all other [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	241
Fair Value	254
Amount at which shown on Balance Sheet	254
Non-redeemable preferred stocks [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	121
Fair Value	118
Amount at which shown on Balance Sheet	118
Total equity securities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	362
Fair Value	372
Amount at which shown on Balance Sheet	372
Equity securities, trading [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10
Fair Value	12
Amount at which shown on Balance Sheet	12
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	372
Fair Value	384
Amount at which shown on Balance Sheet	384
Mortgage loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,470
Fair Value	3,519
Amount at which shown on Balance Sheet	3,470
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,416
Fair Value	1,476
Amount at which shown on Balance Sheet	1,416
Investments in partnerships and trusts [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,329
Fair Value	1,329
Amount at which shown on Balance Sheet	1,329
Futures Options and Miscellaneous [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	927
Fair Value	270
Amount at which shown on Balance Sheet	270
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,960
Fair Value	1,952
Amount at which shown on Balance Sheet	$ 1,952